State Street Target Retirement Fund Investment Objectives and Goals - State Street Target Retirement Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street Target Retirement Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the State Street Target Retirement Fund (the “Target Retirement Fund” or the “Fund”) is to seek current income and, secondarily, capital growth.
Objective, Secondary [Text Block]	secondarily, capital growth